John Hancock Funds III

601 Congress Street

Boston, MA 02210

July 1, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds III (the “Trust”)

File Nos.  333-125838; 811-21777

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, the undersigned hereby certifies that the Prospectuses and Statement of Additional Information for the Trust dated July 1, 2010, contain no changes from the form of Prospectuses and Statement of Additional Information contained in Post-effective Amendment No. 26 filed electronically with the Commission on June 25, 2010, via EDGAR, accession number 0000950123-10-061105.

If you have any questions or comments, please call me at 617-663-3241. In my absence, please call Nicholas Kolokithas at 617-663-4324.

Sincerely,

/s/ David D. Barr

David D. Barr, Esq.

Assistant Secretary